                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-5962

  NAME OF REGISTRANT:                                                    VANGUARD VARIABLE INSURANCE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          DECEMBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2009 - JUNE 30, 2010

  FUND:   VANGUARD VARIABLE INSURANCE FUND-TOTAL STOCK MARKET INDEX PORTFOLIO

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VANGUARD EXTENDED MARKET INDEX FUND

  TICKER:                  VEXMX             CUSIP:   922908207

  MEETING DATE:      7/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN J. BRENNAN                                    ISSUER            YES     PROPORTIONAL           N/A

ELECTION OF DIRECTOR: CHARLES D. ELLIS                                  ISSUER            YES     PROPORTIONAL           N/A

ELECTION OF DIRECTOR: EMERSON U. FULLWOOD                             ISSUER            YES     PROPORTIONAL           N/A

ELECTION OF DIRECTOR: RAJIV L. GUPTA                                     ISSUER            YES     PROPORTIONAL           N/A

ELECTION OF DIRECTOR: AMY GUTMANN                                           ISSUER            YES     PROPORTIONAL           N/A

ELECTION OF DIRECTOR: JOANN HEFFERNAN HEISEN                       ISSUER            YES     PROPORTIONAL           N/A

ELECTION OF DIRECTOR: F. WILLIAM MCNABB III                         ISSUER            YES     PROPORTIONAL           N/A

ELECTION OF DIRECTOR: ANDRE F. PEROLD                                    ISSUER            YES     PROPORTIONAL           N/A

ELECTION OF DIRECTOR: ALFRED M. RANKIN, JR.                         ISSUER            YES     PROPORTIONAL           N/A

ELECTION OF DIRECTOR: PETER F. VOLANAKIS                              ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #2A: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES     PROPORTIONAL           N/A

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING REAL ESTATE.

PROPOSAL #2B: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES     PROPORTIONAL           N/A

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: ISSUING

SENIOR SECURITIES.

PROPOSAL #2C: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES     PROPORTIONAL           N/A

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: BORROWING

 MONEY.

PROPOSAL #2D: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES     PROPORTIONAL           N/A

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: MAKING

LOANS.

PROPOSAL #2E: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES     PROPORTIONAL           N/A

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING COMMODITIES.

PROPOSAL #2F: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES     PROPORTIONAL           N/A

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

CONCENTRATING INVESTMENTS IN A PARTICULAR INDUSTRY OR

 GROUP OF INDUSTRIES.

PROPOSAL #2G: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES     PROPORTIONAL           N/A

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

ELIMINATION OF OUTDATED FUNDAMENTAL POLICIES NOT

REQUIRED BY LAW.

PROPOSAL #03: SHAREHOLDER PROPOSAL THAT THE BOARD          SHAREHOLDER        YES     PROPORTIONAL           N/A

INSTITUTE PROCEDURES TO PREVENT HOLDING INVESTMENTS

IN COMPANIES THAT, IN THE JUDGMENT OF THE BOARD,

SUBSTANTIALLY CONTRIBUTE TO GENOCIDE OR CRIMES

AGAINST HUMANITY, THE MOST EGREGIOUS VIOLATIONS OF

HUMAN RIGHTS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VANGUARD MARKET LIQUIDITY FUND

  TICKER:                  N/A                 CUSIP:   N/A

  MEETING DATE:      7/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN J. BRENNAN                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHARLES D. ELLIS                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: EMERSON U. FULLWOOD                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RAJIV L. GUPTA                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: AMY GUTMANN                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOANN HEFFERNAN HEISEN                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: F. WILLIAM MCNABB III                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANDRE F. PEROLD                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALFRED M. RANKIN, JR.                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PETER F. VOLANAKIS                              ISSUER            YES             FOR                  FOR

PROPOSAL #2A: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING REAL ESTATE.

PROPOSAL #2B: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: ISSUING

SENIOR SECURITIES.

PROPOSAL #2C: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: BORROWING

 MONEY.

PROPOSAL #2D: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: MAKING

LOANS.

PROPOSAL #2E: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING COMMODITIES.

PROPOSAL #2F: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

CONCENTRATING INVESTMENTS IN A PARTICULAR INDUSTRY OR

 GROUP OF INDUSTRIES.

PROPOSAL #2G: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

ELIMINATION OF OUTDATED FUNDAMENTAL POLICIES NOT

REQUIRED BY LAW.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VANGUARD VARIABLE INSURANCE FUND-EQUITY INDEX PORTFOLIO

  TICKER:                  N/A                 CUSIP:   921925301

  MEETING DATE:      7/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN J. BRENNAN                                    ISSUER            YES     PROPORTIONAL           N/A

ELECTION OF DIRECTOR: CHARLES D. ELLIS                                  ISSUER            YES     PROPORTIONAL           N/A

ELECTION OF DIRECTOR: EMERSON U. FULLWOOD                             ISSUER            YES     PROPORTIONAL           N/A

ELECTION OF DIRECTOR: RAJIV L. GUPTA                                     ISSUER            YES     PROPORTIONAL           N/A

ELECTION OF DIRECTOR: AMY GUTMANN                                           ISSUER            YES     PROPORTIONAL           N/A

ELECTION OF DIRECTOR: JOANN HEFFERNAN HEISEN                       ISSUER            YES     PROPORTIONAL           N/A

ELECTION OF DIRECTOR: F. WILLIAM MCNABB III                         ISSUER            YES     PROPORTIONAL           N/A

ELECTION OF DIRECTOR: ANDRE F. PEROLD                                    ISSUER            YES     PROPORTIONAL           N/A

ELECTION OF DIRECTOR: ALFRED M. RANKIN, JR.                         ISSUER            YES     PROPORTIONAL           N/A

ELECTION OF DIRECTOR: PETER F. VOLANAKIS                              ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #2A: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES     PROPORTIONAL           N/A

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING REAL ESTATE.

PROPOSAL #2B: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES     PROPORTIONAL           N/A

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: ISSUING

SENIOR SECURITIES.

PROPOSAL #2C: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES     PROPORTIONAL           N/A

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: BORROWING

 MONEY.

PROPOSAL #2D: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES     PROPORTIONAL           N/A

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: MAKING

LOANS.

PROPOSAL #2E: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES     PROPORTIONAL           N/A

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING COMMODITIES.

PROPOSAL #2F: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES     PROPORTIONAL           N/A

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

CONCENTRATING INVESTMENTS IN A PARTICULAR INDUSTRY OR

 GROUP OF INDUSTRIES.

PROPOSAL #2G: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES     PROPORTIONAL           N/A

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

ELIMINATION OF OUTDATED FUNDAMENTAL POLICIES NOT

REQUIRED BY LAW.

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD VARIABLE INSURANCE FUNDS

  By:     /s/F. William McNabb III

             (Heidi Stam)

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 31, 2010

      *  By Power of Attorney.  Filed on April 26, 2010, see File Number 33-53683.

                Incorporated by Reference.